Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Shares to be issued CNY (¥)	Shares to be issued USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2017		¥ 43,593				¥ 8,665		¥ 232,629				¥ 284,887
Balance (in Shares) at Dec. 31, 2017 | shares	[1]	19,400,000	19,400,000
Net income								106,740				106,740
Foreign currency translation adjustments
Capital distribution due to reorganization		(10,000)										(10,000)
Capital contribution		8,399										8,399
Appropriation to statutory reserves						1,658		(1,658)
Dividends distribution to shareholders								(333,090)				(333,090)
Balance at Dec. 31, 2018		¥ 41,992				10,323		4,621				56,936
Balance (in Shares) at Dec. 31, 2018 | shares	[1]	19,400,000	19,400,000
Net income								149,918				149,918
Foreign currency translation adjustments
Capital distribution due to reorganization		(32,328)										(32,328)
Appropriation to statutory reserves						1,736		(1,736)
Balance at Dec. 31, 2019		¥ 9,664				12,059		152,803				174,526
Balance (in Shares) at Dec. 31, 2019 | shares	[1]	19,400,000	19,400,000
Conversion of convertible notes and rights		¥ 4,038										4,038
Conversion of convertible notes and rights (in Shares) | shares	[1]	63,250	63,250
Issuance of ordinary shares for underwriting fee payables		¥ 14,131										14,131
Issuance of ordinary shares for underwriting fee payables (in Shares) | shares	[1]	402,983	402,983
Contingent consideration-earn-out liability from SPAC Transaction		¥ (266,828)										(266,828)
Effect of reverse merger recapitalization		¥ (51,067)										(51,067)
Effect of reverse merger recapitalization (in Shares) | shares	[1]	2,249,350	2,249,350
Conversion of rights to ordinary shares upon the reverse merger recapitalization
Conversion of rights to ordinary shares upon the reverse merger recapitalization (in Shares) | shares	[1]	602,000	602,000
Issuance of ordinary shares to underwriter and advisors		¥ 18,713										18,713
Issuance of ordinary shares to underwriter and advisors (in Shares) | shares	[1]	533,000	533,000
Issuance of ordinary shares for BeeLive Acquisition		¥ 175,000										175,000
Issuance of ordinary shares for BeeLive Acquisition (in Shares) | shares	[1]	3,786,719	3,786,719
Shares to be issued for achievement of earnout target				200,100								200,100
Net income								176,100				176,100	$ 26,988
Foreign currency translation adjustments										14,802		14,802	2,269
Appropriation to statutory reserves						6,293		(6,293)
Balance at Dec. 31, 2020		¥ (96,349)		¥ 200,100		¥ 18,352		¥ 322,610		¥ 14,802		¥ 459,515	70,425
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	27,037,302	27,037,302
Balance (in Dollars) | $			$ (14,766)		$ 30,667		$ 2,813		$ 49,442		$ 2,269		$ 70,425
Balance (in Shares) | shares	[1]	27,037,302	27,037,302

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization.